Pension and Other Employee Benefit Plans (Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2020	Mar. 31, 2019
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	[1]	¥ 63,619	¥ 61,579
Fair value of plan assets		32,966	33,845
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations		63,619	61,579
Fair value of plan assets		¥ 32,966	¥ 33,845

[1]	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.